February 18, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

SUBJECT:     Rule 24f-2 Notice for Allegiance Separate Account A
             File Nos. 811-1690 and 33-36659

Dear Sir or Madam:

This Notice is filed on behalf of Allegiance Separate Account A of Horace Mann Life Insurance Company pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

       1. Fiscal year for which notice is filed: January 1, 1996 through December 31, 1996.
       2. Dollar amount of securities registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remain unsold as of January 1, 1996: 0.
       3. Dollar amount of securities registered during the fiscal year ended December 31, 1996 other than pursuant to Rule 24f-2: 0.
       4. Dollar amount of securities sold during the fiscal year ended December 31, 1996: $946,422.
       5. Net dollar amount of securities sold during the fiscal year ended December 31, 1996 (less redemptions): $(446,927).
       6. Dollar amount of securities sold during the fiscal year ended December 31, 1996 in reliance upon Rule 24f-2: 0
       7. Fee at 1/33 of 1% : $  0.

Sincerely,




William J. Kelly, FLMI
Vice President
Annuity Administration & Compliance
Horace Mann Life Insurance Company

* Net amount equals purchases of $964,422 minus redemptions of $1,411,349 or $ (446,927).

February 18, 1997



Mr. Paul Kardos
President Horace Mann Life Insurance Company
#1 Horace Mann Plaza
Springfield, Il  62715-0001

RE:    Registration of Securities
       Horace Mann Life Insurance Company Allegiance Separate Account A


In my capacity as General Counsel of Horace Mann Educators Corporation, I am familiar with matters pertaining to the federal securities laws and the securities offered by the Horace Mann Life Insurance Company Allegiance Separate Account A, including the preparation and review of registration statements and post-effective amendments pursuant to the Securities Act of 1933.

After reviewing the relevant documents and making suitable inquiry of Separate Account personnel, I am of the opinion that the securities issued in fiscal year 1996 by the Separate Account were legally issued, fully paid and non-assessable.

Sincerely,


Ann Caparros




Registration Nos. 811-1690 and 33-36659



SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


Rule 24f-2 Notice
(Investment Company Act of 1940)


HORACE MANN LIFE INSURANCE COMPANY
ALLEGIANCE SEPARATE ACCOUNT A
(Exact Name of Registrant)


One Horace Mann Plaza
Springfield, Illinois 62715
(Complete address of depositor's principal executive offices)


William J. Kelly
Vice President
Horace Mann Life Insurance Company
Allegiance Separate Account A
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and complete address of agent for service)


Copies to:

Cathy G. O'Kelly
Vedder, Price, Kaufman and Kammholz
222 N. LaSalle Street
Chicago, IL 60601-1003